Amounts receivable (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
IfrsStatementLineItems [Line Items]
VAT written-off	$ 0	$ 0	$ 0	$ 200
TRA [Member]
IfrsStatementLineItems [Line Items]
VAT refunds	$ 500	$ 0	$ 3,100	$ 0